Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash equivalent maturity period	Three months or less
Short term investments maturity period	Three months to one year.
Depreciation and amortization	$ 87,000	$ 99,000
Impairment of long lived assets	$ 0	$ 0